Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-Current
Accounts receivable	$ 4,683	$ 4,774
Trade receivables from related parties	1,431
Loss allowance	(4,533)	(4,590)
Non current trade receivables	1,581	184
Current
Accounts receivable	129,168	134,889
Trade receivables from related parties	5,053	3,738
Contract assets	2,053
Loss allowance	(25,185)	(55,920)
Current trade receivables	$ 111,089	$ 82,707